Per Share Data - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Per Share Data [Line Items]
Anti-dilutive outstanding stock options excluded from the calculation of diluted net income per share	5,704,699	4,888,206	1,610,000